June 18, 2015

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Small-Cap Stock Fund, Inc. (“Registrant”)

  consisting of the following class:
  T. Rowe Price Small-Cap Stock Fund—I Class
 File Nos.: 002-12171/811-696

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 116 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of a new class named the T. Rowe Price Small-Cap Stock Fund—I Class.

The prospectus in this Amendment is for a new share class being added to the Registrant to be called the “I Class.” The new I class is designed for institutional and other large investors seeking a fund with low shareholder servicing costs. The I Class will generally require a $1,000,000 initial investment minimum, will not participate in the administrative fee payment program or adopt a 12b-1 plan, and will cap operating expenses (with certain exceptions) at 0.05%.

Sections 1 and 3 of the prospectus are substantially similar to those of the existing Investor Class of the Registrant (other than the disclosure provided in response to Items 6 and 8 of Form N-1A), and Sections 2 and 4 of the prospectus are unique to the new T. Rowe Price I Class funds. Please note that Sections 2 and 4 of the prospectus filed herewith are the same as those in the new I Class funds that were initially filed on June 3, 2015 for another registrant (T. Rowe Price International Funds, Inc.; file numbers 002-65539/811-2958).

We have not yet obtained a NASDAQ ticker symbol, however, once the symbol is received, it will be added to the front cover of the prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the class.

The filing is scheduled to go effective on August 17, 2015.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire